Income Taxes - Movement of valuation allowance of deferred tax assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance as of January 1,	¥ 187,396	¥ 127,809	¥ 115,793
Additions	75,833	61,716	15,692
Reversals		2,129	3,676
Balance as of December 31,	¥ 263,229	¥ 187,396	¥ 127,809